Royalty, stream and working interests - Royalties, Streams and Working Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Royalty, stream and working interests
Royalty, stream and working interests, net	$ 5,149.3	$ 4,632.1	$ 4,797.8
Royalty, stream and working interest, net depletable	4,107.5	3,327.3
Royalty, stream and working interest, net non-depletable	1,041.8	1,304.8
Impairment (charges) and reversals	(68.0)	258.1
Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	8,507.7	7,759.6
Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(3,426.4)	(2,869.4)
Impairment (charges) reversals
Royalty, stream and working interests
Royalty, stream and working interests, net	68.0	(258.1)
Impairment (charges) and reversals	(68.0)	262.1
Impairment (charges) reversals | Weyburn
Royalty, stream and working interests
Impairment (charges) and reversals	(75.5)	60.5
Impairment (charges) reversals | SCOOP/STACK
Royalty, stream and working interests
Impairment (charges) and reversals		207.2
Impairment (charges) reversals | Mine Waste Solutions
Royalty, stream and working interests
Impairment (charges) and reversals		(9.6)
Impairment (charges) reversals | Agi Dagi
Royalty, stream and working interests
Impairment (charges) and reversals	7.5
Impairment (charges) reversals | Oil well equipment
Royalty, stream and working interests
Impairment (charges) and reversals		4.0
Mining Royalties
Royalty, stream and working interests
Royalty, stream and working interests, net	903.0	406.9	415.6
Mining Royalties | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	1,590.2	1,049.2
Mining Royalties | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(687.2)	(642.3)
Streams
Royalty, stream and working interests
Royalty, stream and working interests, net	2,623.0	2,653.6	2,804.0
Impairment (charges) and reversals		(9.6)
Streams | Mine Waste Solutions
Royalty, stream and working interests
Royalty, stream and working interests, net		77.2
Streams | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	4,511.9	4,346.6
Streams | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(1,888.9)	(1,702.6)
Streams | Impairment (charges) reversals
Royalty, stream and working interests
Royalty, stream and working interests, net		9.6
Energy
Royalty, stream and working interests
Royalty, stream and working interests, net	1,258.3	1,214.6	1,353.6
Impairment (charges) and reversals	(75.5)	267.7
Energy | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	1,972.6	1,944.7
Energy | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(789.8)	(462.4)
Energy | Impairment (charges) reversals
Royalty, stream and working interests
Royalty, stream and working interests, net	75.5	(267.7)
Advanced
Royalty, stream and working interests
Royalty, stream and working interests, net	308.8	294.0	170.9
Impairment (charges) and reversals	7.5
Advanced | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	365.9	343.0
Advanced | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(49.6)	(49.0)
Advanced | Impairment (charges) reversals
Royalty, stream and working interests
Royalty, stream and working interests, net	(7.5)
Exploration
Royalty, stream and working interests
Royalty, stream and working interests, net	56.2	63.0	$ 53.7
Exploration | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	67.1	76.1
Exploration | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	$ (10.9)	$ (13.1)